25. Property, plant and equipment (Details Narrative) - USD ($) $ in Millions			12 Months Ended
	Dec. 11, 2019	Nov. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Bearing interest			$ 551	$ 1,330	$ 2,381
Capitalization Rate			6.12%	6.40%
Write-offs				$ 74
Cessao Onerosa [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accounts receivable offsetting		$ 8,319
Reimbursement revenue		$ 9,058
Brazilian Federal Government [member]
Disclosure of detailed information about property, plant and equipment [line items]
Bearing interest	$ 43
Brazilian Agency Of Petroleum Natural Gas And Biofuels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Addition to impairments recognized in prior years					$ 1